Discounted Future Net Cash Flows (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
MRD [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	1,962,534	[1]	1,468,952	[1]	1,320,595	[1]	$ 1,386,071
MRD [Member] | Parent Company
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	2,760		142,318		554,981
MRD [Member] | Maximum [Member] | Texas Margin Tax [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Franchise effective tax rate	0.70%		0.70%		0.70%
MEMP [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows	2,759,608	[2]	1,608,112	[2]	1,589,916	[2]	1,499,414
MEMP [Member] | Maximum [Member] | Texas Margin Tax [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Franchise effective tax rate	0.70%		0.70%		0.70%
Noncontrolling Interest [Member] | Previous Owners [Member]
Discounted Future Net Cash Flows Relating To Proved Oil And Gas Reserves [Line Items]
Standardized measure of discounted future net cash flows			63,422		78,518

[1]	Includes $63,422 and $78,518 attributable to both noncontrolling interests and the MRD Segment previous owners for the years ended December 31, 2013 and 2012, respectively.
[2]	MRD Segment’s share of the standardized measure of discounted future net cash flows was $2,760, $142,318 and $554,981 for the years ended December 31, 2014, 2013 and 2012, respectively.